UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	September 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA                  October 26, 2006
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           24
Form 13F Information Table Value Total:       582025
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Allied Capital		COM	01903q108	34228	1133015	SOLE
American States Water	COM	29899101	14116	369054	SOLE
Atmos Energy		COM	49560105	32699	1145315	SOLE
Entertainment Ppty B	PFD	29380t303	883	35400	SOLE
Entertainment PropertiesCOM	29380t105	37917	768790	SOLE
Family Dollar Store	COM	307000109	36038	1232490	SOLE
GATX			COM	361448103	34619	836820	SOLE
HRPT Properties		COM	40426w101	33306	2787091	SOLE
Health Care REIT	COM	42217k106	32630	815550	SOLE
Heartland Express	COM	422347104	2949	188100	SOLE
Investors Financial	COM	461915100	26270	609795	SOLE
NBTY 			COM	628782104	21645	739500	SOLE
Pacific Capital Bancorp	COM	69404p101	30874	1144745	SOLE
Pentair			COM	709631105	30645	1170085	SOLE
Plum Creek Timber	COM	729251108	18233	535621	SOLE
Sonoco 			COM	835495102	32301	960194	SOLE
Standard Pacific Corp	COM	85375C101	989	42100	SOLE
Total System Services	COM	891906109	18879	826940	SOLE
Trustmark 		COM	898402102	29551	940225	SOLE
Trustreet Properties	COM	898404108	33836	2704755	SOLE
United Dominion Realty	COM	910197102	10405	344545	SOLE
Washington REIT		COM	939653101	16732	420400	SOLE
Weingarten Realty 	COM	948741103	14285	332050	SOLE
iStar Financial		COM	45031u101	37995	911154	SOLE